N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2014

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Annual Report
July 31, 2014

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the year ended July 31, 2014. Each Fund's portfolio and related financial statements are presented within for your review.

The latter half of 2013 was a turbulent period for municipal investors. We saw record flows out of municipal bond funds, market-rolling headlines (Detroit bankruptcy - Puerto Rico downgrades), a government shutdown and a rapid rise in yields. Yields on the benchmark 30-year municipals rose over 100 basis points during the period, sparked by the Federal Reserve (the "Fed") hinting at tapering in mid-2013 and officially announcing in mid-December that it would taper its asset purchases by $10 billion starting in January. During the period there were prolonged periods when tax-exempt yields actually exceeded the yields of taxable Treasuries. Investors were clearly concerned about rising rates and bought defensively with a strong preference for maturities five years or less, while the long end of the yield curve rose for much of the period to over 100% of taxable Treasuries.

In the first half of 2014 economic activity slowed due to poor weather conditions throughout the country, as numerous winter storms hit the Midwest and Northeast and significantly below average temperatures impacted the South. The labor market was impacted in the first quarter but improved slightly as weather conditions improved. The economy added 2.5 million jobs since June of last year. Due to signs pointing to an improving economy, the Fed continued tapering its asset purchases. The Fed did note that asset purchases are not on a preset course and their decisions about further purchases would remain contingent on the outlook for the labor market and inflation, however, the Committee would likely reduce the pace of asset purchases in future meetings. Many economists maintain a positive employment outlook calling for the unemployment rate to fall to 5.8% in the first quarter of 2015 with the Fed ending its asset purchases.

The slow growing economy combined with relatively low new issuance of municipal bonds led to lower yields and higher municipal bond prices early in the calendar year. This low issuance is likely the effect of many improving municipalities' balance sheets and having already taken advantage of lower rates and refinancing while rates were historically low. This, combined with a rollover of bonds maturing and being called in the year, led to a supply and demand imbalance which drove municipal prices higher.

Absent meaningful inflation, real rates of return from municipals should prove attractive for investors as we feel municipal bonds will continue to be an attractive asset class among fixed income investors as the federal marginal tax rate for taxpayers with adjusted gross income of $400,000 ($450,000 for married filing jointly) increased to 39.6%. That with the implementation of a new 3.8% Medicare surtax on investment income (municipal income is exempt) favors municipals.

The Kansas Municipal Fund began the period at $10.56 per share and ended the period at $10.85 per share for a total return of 5.81%*. This compares to the Barclays Capital Municipal Index's return of 7.26%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.93% and 12 years, respectively.

The Nebraska Municipal Fund began the period at $9.99 per share and ended the period at $10.40 per share for a total return of 7.14%*. This compares to the Barclays Capital Municipal Index's return of 7.26%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.88% and 14 years, respectively.

The Oklahoma Municipal Fund began the period at $11.20 per share and ended the period at $11.60 per share for a total return of 6.42%*. This compares to the Barclays Capital Municipal Index's return of 7.26%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.86% and 13 years, respectively.

The Maine Municipal Fund began the period at $10.79 per share and ended the period at $11.00 per share for a total return of 4.72%*. This compares to the Barclays Capital Municipal Index's return of 7.26%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.72% and 13 years, respectively.

The New Hampshire Municipal Fund began the period at $10.55 per share and ended the period at $10.74 per share for a total return of 4.53%*. This compares to the Barclays Capital Municipal Index's return of 7.26%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.68% and 10 years, respectively.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.21%, 1.20%, 1.30%, and 1.72%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.01%, 1.02%, 1.02%, 1.03%, and 1.02%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,621	$10,000
7/29/05	$10,022	$9,642	$10,636
7/31/06	$10,461	$10,065	$10,908
7/31/07	$10,781	$10,373	$11,373
7/31/08	$11,094	$10,674	$11,696
7/31/09	$11,544	$11,107	$12,294
7/30/10	$12,250	$11,786	$13,420
7/29/11	$12,620	$12,142	$13,854
7/31/12	$13,639	$13,122	$15,309
7/31/13	$13,315	$12,811	$14,973
7/31/14	$14,089	$13,556	$16,060

Average Annual Total Returns for the periods ended July 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	5.81%	3.73%	4.06%	3.49%	4.34%
With sales charge (3.75%)	1.85%	2.43%	3.27%	3.09%	4.18%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,626	$10,000
7/29/05	$9,982	$9,608	$10,636
7/31/06	$10,471	$10,079	$10,908
7/31/07	$10,802	$10,398	$11,373
7/31/08	$11,103	$10,688	$11,696
7/31/09	$11,514	$11,084	$12,294
7/30/10	$12,164	$11,709	$13,420
7/29/11	$12,564	$12,094	$13,854
7/31/12	$13,598	$13,089	$15,309
7/31/13	$13,059	$12,570	$14,973
7/31/14	$13,992	$13,468	$16,060

Average Annual Total Returns for the periods ended July 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	7.14%	3.64%	3.97%	3.41%	3.80%
With sales charge (3.75%)	3.12%	2.33%	3.18%	3.02%	3.61%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,626	$10,000
7/29/05	$10,302	$9,917	$10,636
7/31/06	$10,754	$10,352	$10,908
7/31/07	$11,088	$10,673	$11,373
7/31/08	$11,199	$10,781	$11,696
7/31/09	$11,679	$11,242	$12,294
7/30/10	$12,568	$12,098	$13,420
7/29/11	$13,090	$12,600	$13,854
7/31/12	$14,307	$13,772	$15,309
7/31/13	$13,800	$13,284	$14,973
7/31/14	$14,686	$14,136	$16,060

Average Annual Total Returns for the periods ended July 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	6.42%	3.90%	4.68%	3.92%	4.13%
With sales charge (3.75%)	2.40%	2.58%	3.89%	3.52%	3.90%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,627	$10,000
7/29/05	$9,926	$9,556	$10,636
7/31/06	$10,335	$9,949	$10,908
7/31/07	$10,633	$10,237	$11,373
7/31/08	$10,998	$10,588	$11,696
7/31/09	$11,572	$11,140	$12,294
7/30/10	$12,207	$11,752	$13,420
7/29/11	$12,512	$12,045	$13,854
7/31/12	$13,612	$13,104	$15,309
7/31/13	$13,290	$12,794	$14,973
7/31/14	$13,917	$13,398	$16,060

Average Annual Total Returns for the periods ended July 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	4.72%	3.60%	3.76%	3.36%	4.58%
With sales charge (3.75%)	0.80%	2.29%	2.98%	2.97%	4.41%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,626	$10,000
7/29/05	$9,820	$9,453	$10,636
7/31/06	$10,188	$9,808	$10,908
7/31/07	$10,496	$10,104	$11,373
7/31/08	$10,887	$10,480	$11,696
7/31/09	$11,392	$10,966	$12,294
7/30/10	$12,005	$11,556	$13,420
7/29/11	$12,321	$11,861	$13,854
7/31/12	$13,189	$12,696	$15,309
7/31/13	$12,900	$12,418	$14,973
7/31/14	$13,484	$12,980	$16,060

Average Annual Total Returns for the periods ended July 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	4.53%	3.04%	3.43%	3.03%	4.21%
With sales charge (3.75%)	0.61%	1.73%	2.64%	2.64%	4.03%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2014

General Obligation	41.9%
Health Care	19.6%
Other Revenue	19.2%
Utilities	10.6%
Education	3.8%
Cash Equivalents and Other	3.8%
Transportation	0.7%
Housing	0.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2014

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.2%)

Education (3.8%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$352,853
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	302,568
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	453,852
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	214,030
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	280,588
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	535,530
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	111,101
		2,250,522
General Obligation (41.9%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	547,625
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	658,297
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	578,835
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	175,712
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	114,797
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	109,490
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	563,314
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,016
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	364,579
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	106,913
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	124,687
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	282,773
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	417,945
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	278,033
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	523,175
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	669,565
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	281,265
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	235,184
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,175,480
#Jackson Cnty KS USD#336 5.000% 09/01/29	250,000	276,828
#Jackson Cnty KS USD#336 5.000% 09/01/34	250,000	271,170
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	587,725
Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	291,283
Johnson Cnty KS USD #231 Prerefunded Ref & Impt Ser A 5.000% 10/01/24	735,000	740,990
Johnson Cnty KS USD #231 Unrefunded Ref & Impt Ser A 5.000% 10/01/24	400,000	402,460
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	526,350
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	105,294
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	168,917
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	265,668
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	110,666
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	110,538
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,234
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	236,870
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	329,331
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,105,090
Leavenworth Cnty KS Sch Dist #469 4.000% 09/01/30	320,000	334,016
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	115,569
Manhattan KS GO 5.000% 11/01/28	130,000	143,962
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	280,538
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	302,181
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	263,750
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	346,359
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	257,760
Newton KS Unlimited GO 5.000% 09/01/21	100,000	116,371
Newton KS Unlimited GO 4.750% 09/01/29	435,000	475,873
Olathe KS GO 4.000% 10/01/19	100,000	106,193
Park City KS 5.100% 12/01/20	200,000	231,898
Park City KS 5.500% 12/01/24	100,000	114,296
Park City KS 6.000% 12/01/29	500,000	574,365
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	278,570
Reno County Kansas GO 4.000% 09/01/23	175,000	187,271
Salina KS GO 4.625% 10/01/27	200,000	212,196
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	274,883
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	279,052
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	116,222
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	561,562
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,375
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	824,722
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	268,682
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	595,525
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	410,432
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	546,495
Seward Cty., KS USD #480 GO 5.000% 09/01/34	500,000	547,075
Seward Cty., KS USD #480 GO 5.000% 09/01/33	500,000	555,955
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	689,866
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	290,525
Wichita KS GO 4.500% 09/01/22	150,000	162,534
Wichita KS GO 4.750% 09/01/27	180,000	195,021
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	161,011
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	272,800
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	544,530
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	117,421
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	292,718
		24,920,673
Health Care (19.6%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,054,810
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	277,155
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	276,857
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	112,448
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	251,735
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	523,910
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	518,475
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	427,208
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	519,885
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	267,928
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,048,930
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	810,432
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 4.125% 11/15/27	100,000	104,245
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	516,520
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	307,797
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	539,520
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	283,035
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	279,722
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	545,250
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	521,490
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	265,450
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	256,560
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/30	445,000	454,185
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,048,540
Univ KS Hosp Auth 5.000% 09/01/26	100,000	105,170
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	362,013
		11,679,270
Housing (0.4%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	55,000	55,043
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	205,000	205,033
		260,076
Other Revenue (19.2%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	165,224
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	351,524
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	378,756
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	106,350
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,093,960
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	518,960
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	265,047
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,045
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,363,996
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	539,825
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	272,847
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	262,465
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	139,674
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	389,728
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	260,030
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	267,990
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	272,610
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	125,000	134,334
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	533,700
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	540,640
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,087,650
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	535,075
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	287,400
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	637,152
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	547,810
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	432,184
		11,404,976
Transportation (0.7%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	272,907
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	155,000	169,088
		441,995
Utilities (10.6%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	300,000	301,269
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	255,090
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,123,940
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	515,055
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	787,410
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	271,484
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	324,717
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	219,594
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	100,414
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	223,540
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	554,350
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	270,822
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,379,663
		6,327,348
TOTAL MUNICIPAL BONDS (COST: $54,383,955)		$57,284,860

SHORT-TERM SECURITIES (3.7%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $2,177,661)	2,177,661	$2,177,661

TOTAL INVESTMENTS IN SECURITIES (COST: $56,561,616) (99.9%)		$59,462,521
OTHER ASSETS LESS LIABILITIES (0.1%)		53,619

NET ASSETS (100.0%)		$59,516,140

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2014.

#	When-issued purchase as of July 31, 2014.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2014

Utilities	32.3%
Education	21.3%
General Obligation	19.3%
Health Care	11.9%
Other Revenue	7.8%
Cash Equivalents and Other	3.9%
Housing	2.0%
Transportation	1.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2014

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.1%)

Education (21.3%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$383,299
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,654,425
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	212,270
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	752,580
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	202,460
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	269,625
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	268,612
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	404,272
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	545,085
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	623,160
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	267,038
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	647,574
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	266,893
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	269,570
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	306,342
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,095,210
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	276,135
		8,444,550
General Obligation (19.3%)
Buffalo County NE GO 4.000% 12/15/30	135,000	138,858
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	252,362
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	258,367
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	534,915
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	258,960
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	405,676
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	103,408
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,610,848
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,280,630
Omaha NE Various Purpose 4.250% 10/15/26	500,000	520,085
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	283,810
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	276,193
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	261,785
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	261,915
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	277,218
Ralston NE Arena GO 4.500% 09/15/31	500,000	512,045
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	446,208
		7,683,283
Health Care (11.9%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	260,925
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,287
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	270,577
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	543,045
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	833,685
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	452,885
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,034,800
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	277,398
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	276,848
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	275,283
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	269,620
		4,745,353
Housing (2.0%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	267,472
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	535,195
		802,667
Other Revenue (7.8%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	821,813
NE Cooperative Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	262,612
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	517,620
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	120,488
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,154,090
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	207,846
		3,084,469
Transportation (1.5%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	574,580

Utilities (32.3%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,098,980
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	536,270
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	521,900
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	251,498
Grand Island, NE Sewer Syst Rev 5.000% 09/15/26	250,000	287,425
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	523,115
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,114,280
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	264,425
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	259,888
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	303,388
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,00	436,284
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	270,052
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	263,795
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	812,415
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	268,237
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	217,526
Mun Energy Agy of NE 5.000% 04/01/30	500,000	558,330
Mun Energy Agy of NE 5.000% 04/01/32	100,000	110,808
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	570,250
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	277,405
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	556,220
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	415,312
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	278,315
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	109,694
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	395,000	430,198
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	261,435
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,00	267,035
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,034,220
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	266,030
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	276,833
		12,841,563
TOTAL MUNICIPAL BONDS (COST: $36,888,528)		$38,176,465

SHORT-TERM SECURITIES (3.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,217,105)	1,217,105	$1,217,105

TOTAL INVESTMENTS IN SECURITIES (COST: $38,105,633) (99.1%)		$39,393,570
OTHER ASSETS LESS LIABILITIES (0.9%)		340,779

NET ASSETS (100.0%)		$39,734,349

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2014.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2014

Utilities	33.3%
Other Revenue	16.6%
Education	15.3%
Transportation	13.4%
Cash Equivalents and Other	10.6%
General Obligation	6.6%
Health Care	2.7%
Housing	1.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2014

	Principal Amount	Fair Value
MUNICIPAL BONDS (89.4%)

Education (15.3%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$343,305
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	150,727
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	652,844
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	791,993
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	265,430
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	260,583
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	522,345
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	261,173
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,044,690
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,062,860
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,455
Univ of OK Rev 5.000% 07/01/37	290,000	317,889
		5,924,294
General Obligation (6.6%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	191,761
Oklahoma City OK 4.250% 03/01/22	110,000	113,699
Oklahoma City OK 5.000% 03/01/27	400,000	441,104
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,116,820
Tulsa OK GO 4.500% 03/01/23	700,000	715,449
		2,578,833
Health Care (2.7%)
OK Devl Finance Auth (St John Health Sys) 5.000% 02/15/37	500,000	521,435
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	263,873
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	264,610
		1,049,918
Housing (1.5%)
OK Hsg Fin 5.050% 09/01/23	260,000	263,518
OK Hsg Fin 5.150% 09/01/29	130,000	131,634
OK Hsg Fin 5.200% 09/01/32	130,000	132,367
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	35,000	36,331
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	30,000	31,077
		594,927
Other Revenue (16.6%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	294,462
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	265,453
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	253,393
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	277,542
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	550,255
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	272,845
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	263,225
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	160,582
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	519,630
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	104,364
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	103,917
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	208,278
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	159,113
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	539,850
Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	587,609
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	453,104
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	246,029
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	266,776
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	389,066
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	530,360
		6,445,853
Transportation (13.4%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	277,702
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	273,867
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,091,640
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,087,660
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	282,285
OK St Turnpike Auth 5.000% 01/01/23	500,000	590,100
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	283,200
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	128,945
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	282,092
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	128,945
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	507,645
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	254,445
		5,188,526
Utilities (33.3%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	332,544
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	106,165
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	255,545
Glenpool Util Rev 5.100% 12/01/35	250,000	273,027
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,111,500
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	214,950
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,237,200
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,000
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,257,640
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	262,325
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	284,792
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,583,990
OK Wtr Resources Brd 5.000% 04/01/28	500,000	570,330
OK Wtr Resources Brd 5.000% 04/01/32	140,000	158,872
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	119,960
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	177,384
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	164,467
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	106,693
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	849,000
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	103,151
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	628,696
		12,898,231
TOTAL MUNICIPAL BONDS (COST: $33,289,099)		$34,680,582

SHORT-TERM SECURITIES (9.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $3,828,900)	3,828,900	$3,828,900

TOTAL INVESTMENTS IN SECURITIES (COST: $37,117,999) (99.3%)		$38,509,482
OTHER ASSETS LESS LIABILITIES (0.7%)		285,784

TOTAL ASSETS (100.0%)		$38,795,266

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2014.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2014

General Obligation	24.0%
Health Care	19.6%
Education	14.5%
Transportation	13.0%
Cash Equivalents and Other	8.5%
Other Revenue	7.8%
Housing	6.6%
Utilities	6.0%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2014

	Principal Amount	Fair Value
MUNICIPAL BONDS (91.5%)

Education (14.5%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$135,000	$145,237
ME Ed Loan Auth 4.450% 12/01/25	100,000	106,833
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	774,488
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	5,000	5,014
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	142,599
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	269,452
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	295,275
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	112,515
Univ of ME Sys Rev 4.625% 03/01/29	100,000	104,753
*Univ of ME Sys Rev 4.750% 03/01/37	550,000	568,761
		2,524,927
General Obligation (24.0%)
Auburn, ME GO 4.500% 09/01/22	100,000	116,244
Bangor ME 4.000% 09/01/24	155,000	166,398
Falmouth ME GO 4.250% 11/15/31	200,000	214,214
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	111,719
Gray ME Unlimited GO 4.000% 10/15/26	280,000	304,528
Gray ME Unlimited GO 4.000% 10/15/27	280,000	302,238
Lewiston ME GO 4.500% 01/15/25	200,000	204,128
State of Maine General Obligation 4.000% 06/01/20	150,000	171,749
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	275,577
Portland ME 4.250% 05/01/29	150,000	158,781
Portland ME 4.125% 10/01/29	100,000	107,066
Portland ME UNLTD GO 5.000% 08/01/21	125,000	151,283
Portland ME 5.000% 08/01/22	125,000	148,390
Saco ME GO 4.000% 04/01/28	100,000	106,893
Scarborough ME GO 4.400% 11/01/31	250,000	255,180
Scarborough ME GO 4.400% 11/01/32	480,000	489,945
Scarborough, ME GO 4.000% 11/01/28	100,000	107,351
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	269,013
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	110,169
Waterville ME GO 4.000% 07/01/25	135,000	147,783
Waterville Maine Unltd GO 3.000% 04/01/25	250,000	261,263
		4,179,912
Health Care (19.6%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	330,000	330,908
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	557,115
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	16,924
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	638,951
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	124,784
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	289,457
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	264,283
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	235,000	255,997
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	207,734
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	227,342
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	208,084
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	293,958
		3,415,537
Housing (6.6%)
ME St Hsg Auth 4.000% 11/15/24	75,000	78,110
ME St Hsg Auth 4.450% 11/15/30	100,000	101,567
*ME St Hsg Auth 5.000% 11/15/29	350,000	362,036
ME St Hsg Auth 4.700% 11/15/27	250,000	258,223
ME St Hsg Auth 4.375% 11/15/25	100,000	101,169
ME St Hsg Auth 5.150% 11/15/32	250,000	252,805
		1,153,910
Other Revenue (7.8%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	213,066
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	284,645
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	127,416
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	146,353
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,008
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	598,971
		1,375,459
Transportation (13.0%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,126,750
ME St Tpk Auth 5.125% 07/01/30	500,000	510,600
Portland ME Airport Rev 5.250% 01/01/35	250,000	270,372
Portland ME Airport Rev 5.000% 07/01/22	100,000	115,760
Portland ME Airport Rev 5.000% 07/01/23	100,000	115,609
Portland ME Airport Rev 5.000% 07/01/24	100,000	114,950
		2,254,041
Utilities (6.0%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	538,460
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	524,055
		1,062,515
TOTAL MUNICIPAL BONDS (COST: $15,322,609)		$15,966,301

SHORT-TERM SECURITIES (7.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,366,838)	1,366,838	$1,366,838

TOTAL INVESTMENTS IN SECURITIES (COST: $16,689,447) (99.3%)		$17,333,139
OTHER ASSETS LESS LIABILITIES (0.7%)		118,237

NET ASSETS (100.0%)		$17,451,376

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2014.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2014

General Obligation	40.4%
Health Care	21.4%
Education	12.2%
Housing	12.0%
Cash Equivalents and Other	8.1%
Other Revenue	3.4%
Transportation	2.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2014

	Principal Amount	Fair Value
MUNICIPAL BONDS (91.9%)

Education (12.2%)
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$53,464
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	74,006
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	217,426
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	113,248
NH Health & Ed Facs Dartmouth College 5.250% 06/01/39	100,000	112,556
		570,700
General Obligation (40.4%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	112,031
Concord NH 4.600% 10/15/14	100,000	100,058
*Concord NH 4.000% 01/15/24	100,000	112,507
Dover NH GO 4.000% 6/15/28	100,000	106,899
*Hampton NH GO 4.000% 12/15/20	200,000	204,268
Hillsborough NH GO 4.000% 11/01/20	100,000	101,686
Hillsborough NH GO 4.000% 11/01/21	100,000	101,733
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	121,144
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	109,772
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	105,894
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	106,421
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	107,234
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	187,626
NH St Cap Impt GO 4.750% 03/01/27	100,000	107,833
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	102,865
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	105,701
		1,893,672
Health Care (21.4%)
NH Health & Ed Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	110,648
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	105,316
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	107,166
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	104,927
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	156,909
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	112,347
*NH St Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	111,950
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	115,297
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	78,956
		1,003,516
Housing (12.0%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	65,000	65,082
NH St Hsg Single Fam Rev 5.000% 07/01/30	65,000	65,114
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	85,000	86,407
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	154,524
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	80,000	84,280
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	105,432
		560,839
Other Revenue (3.4%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	157,804

Transportation (2.5%)
New Hampshire State Turnpike System 5.000% 08/01/25	100,000	117,389

TOTAL MUNICIPAL BONDS (COST: $4,196,388)		$4,303,920

SHORT-TERM SECURITIES (7.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $355,508)	355,508	$355,508

TOTAL INVESTMENTS IN SECURITIES (COST: $4,551,896) (99.5%)		$4,659,428
OTHER ASSETS LESS LIABILITIES (0.5%)		24,493

NET ASSETS (100.0%)		$4,683,921

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2014

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$56,561,616	$38,105,633	$37,117,999	$16,689,447	$4,551,896

Investments in securities, at fair value	$59,462,521	$39,393,570	$38,509,482	$17,333,139	$4,659,428
Receivable for Fund shares sold	50,000	20,000	14,390	5,000	0
Accrued dividends receivable	18	10	31	10	3
Accrued interest receivable	812,732	403,043	370,008	150,410	35,088
Prepaid expenses	1,313	2,437	2,202	1,809	774
Total assets	$60,326,584	$39,819,060	$38,896,113	$17,490,368	$4,695,293

LIABILITIES
Payable for securities purchased	$552,582	$0	$0	$0	$0
Payable for Fund shares redeemed	140,898	0	395	0	0
Dividends payable	43,080	36,539	38,028	11,739	3,152
Trustees' fees payable	1,943	1,271	1,270	562	154
Payable to affiliates	49,665	31,291	30,880	13,291	3,779
Accrued expenses	22,276	15,555	15,274	8,400	4,287
Disbursements in excess of demand deposit cash	0	55	15,000	5,000	0
Total liabilities	$810,444	$84,711	$100,847	$38,992	$11,372

NET ASSETS	$59,516,140	$39,734,349	$38,795,266	$17,451,376	$4,683,921

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$57,108,961	$38,719,882	$37,840,192	$16,802,276	$4,596,578
Accumulated net realized gain (loss) on investments	(497,974)	(276,759)	(437,158)	(6,237)	(29,172)
Accumulated undistributed net investment income (loss)	4,248	3,289	749	11,645	8,983
Unrealized appreciation (depreciation) on investments	2,900,905	1,287,937	1,391,483	643,692	107,532

NET ASSETS	$59,516,140	$39,734,349	$38,795,266	$17,451,376	$4,683,921

Shares outstanding	5,483,524	3,821,205	3,344,364	1,586,405	436,276
Net asset value per share*	$10.85	$10.40	$11.60	$11.00	$10.74
Public offering price (sales charge of 3.75%)	$11.27	$10.81	$12.05	$11.43	$11.16

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2014

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$2,412,110	$1,568,482	$1,466,900	$642,712	$177,579
Dividends	125	105	202	133	17
Total investment income	$2,412,235	$1,568,587	$1,467,102	$642,845	$177,596

EXPENSES
Investment advisory fees	$304,220	$200,943	$196,652	$86,656	$24,008
Distribution (12b-1) fees	152,110	100,472	98,326	43,328	12,004
Transfer agent fees	85,182	56,264	55,063	24,264	6,723
Administrative service fees	109,182	80,264	79,063	48,264	30,722
Professional fees	12,732	9,238	9,049	5,360	3,296
Reports to shareholders	3,649	2,181	1,945	1,096	339
License, fees, and registrations	3,976	10,098	4,255	2,597	1,739
Audit fees	14,870	9,572	9,699	4,400	1,209
Trustees' fees	3,568	2,324	2,303	1,012	282
Transfer agent out-of-pockets	5,911	3,400	2,817	1,671	536
Custodian fees	5,803	4,119	4,305	1,990	815
Legal fees	4,680	3,083	3,022	1,337	370
Insurance expense	1,400	929	916	379	107
Total expenses	$707,283	$482,887	$467,415	$222,354	$82,150
Less expenses waived or reimbursed	(90,267)	(75,635)	(68,799)	(46,760)	(33,448)
Total net expenses	$617,016	$407,252	$398,616	$175,594	$48,702

NET INVESTMENT INCOME (LOSS)	$1,795,219	$1,161,335	$1,068,486	$467,251	$128,894

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(203,844)	$(169,547)	$(114,349)	$(6,237)	$(28,820)
Net change in unrealized appreciation (depreciation) on investments	1,826,352	1,784,976	1,442,340	332,816	109,055
Net realized and unrealized gain (loss) on investments	$1,622,508	$1,615,429	$1,327,991	$326,579	$80,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,417,727	$2,776,764	$2,396,477	$793,830	$209,129

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2014

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,795,219	$1,161,335	$1,068,486	$467,251	$128,894
Net realized gain (loss) from investment transactions	(203,844)	(169,547)	(114,349)	(6,237)	(28,820)
Net change in unrealized appreciation (depreciation) on investments	1,826,352	1,784,976	1,442,340	332,816	109,055
Net increase (decrease) in net assets resulting from operations	$3,417,727	$2,776,764	$2,396,477	$793,830	$209,129

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,794,350)	$(1,160,828)	$(1,068,379)	$(465,827)	$(126,990)
Net realized gain on investments	0	0	0	0	0
Total distributions	$(1,794,350)	$(1,160,828)	$(1,068,379)	$(465,827)	$(126,990)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,249,385	$1,680,840	$4,674,416	$1,129,308	$257,076
Proceeds from reinvested dividends	1,227,022	706,079	556,905	311,490	81,078
Cost of shares redeemed	(9,988,156)	(5,901,017)	(9,315,278)	(2,019,448)	(909,202)
Net increase (decrease) in net assets resulting from capital share transactions	$(6,511,749)	$(3,514,098)	$(4,083,957)	$(578,650)	$(571,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,888,372)	$(1,898,162)	$(2,755,859)	$(250,647)	$(488,909)
NET ASSETS, BEGINNING OF PERIOD	$64,404,512	41,632,511	$41,551,125	$17,702,023	$5,172,830
NET ASSETS, END OF PERIOD	$59,516,140	$39,734,349	$38,795,266	$17,451,376	$4,683,921

Accumulated undistributed net investment income	$4,248	$3,289	$749	$11,645	$8,983

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2013

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,804,646	$1,268,400	$1,183,857	$509,865	$137,966
Net realized gain (loss) from investment transactions	(6,628)	(44,415)	(36,223)	911	12,235
Net change in unrealized appreciation (depreciation) on investments	(3,519,144)	(3,048,207)	(2,713,305)	(958,224)	(269,503)
Net increase (decrease) in net assets resulting from operations	$(1,721,126)	$(1,824,222)	$(1,565,671)	$(447,448)	$(119,302)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,803,754)	$(1,267,606)	$(1,183,754)	$(508,520)	$(136,136)
Net realized gain on investments	0	0	0	0	0
Total distributions	$(1,803,754)	$(1,267,606)	$(1,183,754)	$(508,520)	$(136,136)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,926,421	$6,243,483	$8,923,244	$1,586,347	$1,615,825
Shares issued in connection with fund acquisition	19,918,973	0	0	0	0
Proceeds from reinvested dividends	1,230,312	798,603	643,137	326,428	80,581
Cost of shares redeemed	(7,239,629)	(8,356,131)	(8,519,264)	(1,338,672)	(1,122,042)
Net increase (decrease) in net assets resulting from capital share transactions	$19,836,077	$(1,314,045)	$1,047,117	$574,103	$574,364

TOTAL INCREASE (DECREASE) IN NET ASSETS	$16,311,197	$(4,405,873)	$(1,702,308)	$(381,865)	$318,926
NET ASSETS, BEGINNING OF PERIOD	$48,093,315	$46,038,384	$43,253,433	$18,083,888	$4,853,904
NET ASSETS, END OF PERIOD	$64,404,512	$41,632,511	$41,551,125	$17,702,023	$5,172,830

Accumulated undistributed net investment income	$3,810	$4,446	$643	$10,221	$7,257

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 4 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2010.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Acquisition of Fund

On September 28, 2012, Kansas Municipal Fund acquired all the assets and assumed all of the liabilities of Kansas Insured Intermediate Fund pursuant to a Plan of Reorganization approved by the shareholders of Kansas Insured Intermediate Fund on September 17, 2012. The purpose of the transaction was to combine two funds managed by Viking Fund Management with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,788,059 shares of Kansas Municipal Fund (valued at $19,918,973) for 1,695,625 shares of Kansas Insured Intermediate Fund outstanding on September 28, 2012. Kansas Insured Intermediate Fund's net assets at that date ($19,918,973), including $1,380,074 of unrealized appreciation and $2,042 of capital loss carryforwards, were combined with those of Kansas Municipal Fund. There were no undistributed income or gain amounts unpaid prior to the merger. The aggregate net assets of Kansas Municipal Fund and Kansas Insured Intermediate Fund immediately before the acquisition were $49,902,063 and $19,918,973, respectively. The combined assets immediately after the acquisition amounted to $69,821,036 for 6,267,955 shares outstanding. Pursuant to the Plan of Reorganization, the Kansas Municipal Fund and the Kansas Insured Intermediate Fund did not bear any expenses in connection to the Reorganization. After the Plan of Reorganization was completed, the Kansas Municipal Fund was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Kansas Insured Intermediate Fund. The Kansas Municipal Fund elected to maintain the tax cost basis of the investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of Kansas Municipal Fund, Kansas Municipal Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:

Net investment income	$1,890,109
Net gain (loss) on investments	(8,670)
Net change in unrealized appreciation (depreciation) on investments	(3,508,925)
Net increase (decrease) in net assets resulting from operations	($1,627,486)

Because the combined investment portfolios have been managed as a single integrated portfolio (no costs of purchases and proceeds of sale of portfolio securities occurred in an effort to realign the combined portfolio after the Plan of Reorganization) since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Kansas Insured Intermediate Fund that have been included in Kansas Municipal Fund's statement of operations since September 28, 2012.

NOTE 4: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of July 31, 2014:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$2,177,661	$0	$0	$2,177,661
	Municipal Bonds	0	57,284,860	0	57,284,860
	Total	$2,177,661	$57,284,860	$0	$59,462,521

NE Muni Fund	Short-Term Securities	$1,217,105	$0	$0	$1,217,105
	Municipal Bonds	0	38,176,465	0	38,176,465
	Total	$1,217,105	$38,176,465	$0	$39,393,570

OK Muni Fund	Short-Term Securities	$3,828,900	$0	$0	$3,828,900
	Municipal Bonds	0	34,680,582	0	34,680,582
	Total	$3,828,900	$34,680,582	$0	$38,509,482

ME Muni Fund	Short-Term Securities	$1,366,838	$0	$0	$1,366,838
	Municipal Bonds	0	15,966,301	0	15,966,301
	Total	$1,366,838	$15,966,301	$0	$17,333,139

NH Muni Fund	Short-Term Securities	$355,508	$0	$0	$355,508
	Municipal Bonds	0	4,303,920	0	4,303,920
	Total	$355,508	$4,303,920	$0	$4,659,428

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the year ended July 31, 2014. There were no transfers into or out of Level 1 or Level 2 during the year ended July 31, 2014. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the year ended July 31, 2014.

NOTE 5: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2014, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$3,941,812	$1,512,998	$523,870	$1,800,161	$223,797
Sales	$11,044,856	$5,081,395	$7,540,397	$2,128,366	$941,942

NOTE 6: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/14:	Fund	Fund	Fund	Fund	Fund
Shares sold	209,797	165,008	408,076	103,905	24,096
Shares issued on reinvestment of dividends	114,553	69,285	48,847	28,636	7,632
Shares redeemed	(938,341)	(582,370)	(821,520)	(186,424)	(85,817)
Net increase (decrease)	(613,991)	(348,077)	(364,597)	(53,883)	(54,089)

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/13:	Fund	Fund	Fund	Fund	Fund
Shares sold	535,364	587,006	753,022	140,317	146,481
Shares issued in connection with fund acquisition	1,788,059	0	0	0	0
Shares issued on reinvestment of dividends	111,915	75,603	54,607	29,072	7,372
Shares redeemed	(662,568)	(798,142)	(725,342)	(120,619)	(102,008)
Net increase (decrease)	1,772,770	(135,533)	82,287	48,770	51,845

NOTE 7: Income Tax Information

At July 31, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$56,557,368	$38,102,344	$37,117,250	$16,677,802	$4,542,913
Unrealized appreciation	$3,066,350	$1,465,084	$1,445,901	$683,432	$131,727
Unrealized depreciation	(161,197)	(173,858)	(53,669)	(28,095)	(15,212)
Net*	$2,905,153	$1,291,226	$1,392,232	$655,337	$116,515

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/14	$1,794,350	$1,160,828	$1,068,379	$465,827	$126,990
Year Ended 7/31/13	$1,803,754	$1,267,606	$1,183,754	$508,520	$136,136

As of July 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($410,381)	($244,694)	($399,242)	$0	($29,172)
Unrealized appreciation/(depreciation)*	2,905,153	1,291,226	1,392,232	655,337	116,515
Total accumulated earnings/(deficit)	$2,494,772	$1,046,532	$992,990	$655,337	$87,343

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2014 are as follows:

	KS Muni Fund	NE Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2015	240,848	-	-	-
Expires in 2016	-	-	-	529
Expires in 2018	-	-	260,308	-
Non-expiring S-T losses	133,526	166,193	18,258	8,318
Non-expiring L-T losses	36,007	78,501	120,676	20,325
Total	$410,381	$244,694	$399,242	$29,172

For the year ended July 31, 2014, KS Muni Fund has expired capital loss carryforwards of $388,935. Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2014, KS Muni Fund, NE Muni Fund, OK Muni Fund, and ME Muni Fund deferred to August 1, 2014, post-October capital losses of $87,593, $32,065, $37,916, and $6,237, respectively.

NOTE 8: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Fund's average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, so that the net annual operating expenses for each Fund does not exceed 1.08% through November 29, 2013, and 0.98% for the period November 30, 2013 through November 29, 2014. After November 29, 2014, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/14	Payable at 7/31/14
	Advisory Fees	Advisory Fees
KS Muni Fund	$304,220	$24,785
NE Muni Fund	$200,943	$16,550
OK Muni Fund	$196,652	$16,158
ME Muni Fund	$86,656	$7,263
NH Muni Fund	$24,008	$1,970

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/14			Payable at 7/31/14
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$65,371	$0	$152,110	$3,506	$0	$12,393
NE Muni Fund	$42,027	$0	$100,472	$887	$0	$8,275
OK Muni Fund	$87,914	$10,997	$98,326	$1,011	$0	$8,079
ME Muni Fund	$21,798	$0	$43,328	$0	$0	$3,632
NH Muni Fund	$6,522	$0	$12,004	$377	$0	$985

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/14				Payable at 7/31/14
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$51,563	$39,530	$58,445	$50,737	$4,683	$4,298
NE Muni Fund	$28,500	$31,164	$35,793	$44,471	$2,823	$2,756
OK Muni Fund	$29,649	$28,231	$38,495	$40,568	$2,779	$2,853
ME Muni Fund	$10,294	$15,641	$17,145	$31,119	$1,063	$1,333
NH Muni Fund	$1,260	$5,999	$3,273	$27,449	$194	$253

*	After waivers.

NOTE 9: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.56	$11.12	$10.64	$10.70	$10.45

Income (loss) from investment operations:
Net investment income (loss)	$0.32	$0.30	$0.37	$0.37	$0.38
Net realized and unrealized gain (loss) on investments[3]	0.29	(0.56)	0.48	(0.06)	0.25
Total from investment operations	$0.61	$(0.26)	$0.85	$0.31	$0.63

Distributions from net investment income	$(0.32)	$(0.30)	$(0.37)	$(0.37)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.85	$10.56	$11.12	$10.64	$10.70

Total Return (excludes any applicable sales charge)	5.81%	(2.37%)	8.07%	3.02%	6.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59,516	$64,405	$48,093	$45,175	$47,465
Ratio of expenses to average net assets after waivers1,2,*	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.16%	1.17%	1.18%	1.30%	1.33%
Ratio of net investment income to average net assets1,2,*	2.95%	2.75%	3.36%	3.54%	3.58%
Portfolio turnover rate	6.63%	13.40%	11.46%	8.31%	15.34%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$9.99	$10.69	$10.20	$10.22	$10.01

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.29	$0.34	$0.35	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.41	(0.70)	0.49	(0.02)	0.21
Total from investment operations	$0.70	$(0.41)	$0.83	$0.33	$0.56

Distributions from net investment income	$(0.29)	$(0.29)	$(0.34)	$(0.35)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.40	$9.99	$10.69	$10.20	$10.22

Total Return (excludes any applicable sales charge)	7.14%	(3.96%)	8.23%	3.29%	5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$39,734	$41,633	$46,038	$35,808	$33,816
Ratio of expenses to average net assets after waivers1,2,*	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.20%	1.20%	1.21%	1.33%	1.37%
Ratio of net investment income to average net assets1,2,*	2.89%	2.72%	3.22%	3.44%	3.41%
Portfolio turnover rate	3.88%	23.65%	12.38%	11.01%	18.92%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$11.20	$11.93	$11.24	$11.19	$10.78

Income (loss) from investment operations:
Net investment income (loss)	$0.31	$0.32	$0.34	$0.40	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.40	(0.73)	0.69	0.05	0.41
Total from investment operations	$0.71	$(0.41)	$1.03	$0.45	$0.81

Distributions from net investment income	$(0.31)	$(0.32)	$(0.34)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$11.60	$11.20	$11.93	$11.24	$11.19

Total Return (excludes any applicable sales charge)	6.42%	(3.54%)	9.30%	4.15%	7.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$38,795	$41,551	$43,253	$33,156	$35,506
Ratio of expenses to average net assets after waivers1,2,*	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.19%	1.18%	1.19%	1.32%	1.35%
Ratio of net investment income to average net assets1,2,*	2.72%	2.70%	2.93%	3.62%	3.61%
Portfolio turnover rate	1.41%	9.54%	17.72%	13.35%	9.36%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.79	$11.36	$10.77	$10.85	$10.62

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.31	$0.34	$0.34	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.21	(0.57)	0.59	(0.08)	0.23
Total from investment operations	$0.50	$(0.26)	$0.93	$0.26	$0.58

Distributions from net investment income	$(0.29)	$(0.31)	$(0.34)	$(0.34)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$11.00	$10.79	$11.36	$10.77	$10.85

Total Return (excludes any applicable sales charge)	4.72%	(2.37%)	8.79%	2.50%	5.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,451	$17,702	$18,084	$16,176	$16,467
Ratio of expenses to average net assets after waivers1,2,*	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.28%	1.27%	1.29%	1.41%	1.46%
Ratio of net investment income to average net assets1,2,*	2.70%	2.76%	3.11%	3.22%	3.21%
Portfolio turnover rate	11.27%	11.52%	1.87%	8.00%	38.11%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.55	$11.07	$10.66	$10.73	$10.50

Income (loss) from investment operations:
Net investment income (loss)	$0.28	$0.28	$0.33	$0.35	$0.33
Net realized and unrealized gain (loss) on investments[3]	0.19	(0.52)	0.41	(0.07)	0.23
Total from investment operations	$0.47	$(0.24)	$0.74	$0.28	$0.56

Distributions from net investment income	$(0.28)	$(0.28)	$(0.33)	$(0.35)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$10.74	$10.55	$11.07	$10.66	$10.73

Total Return (excludes any applicable sales charge)	4.53%	(2.19%)	7.04%	2.64%	5.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,684	$5,173	$4,854	$4,150	$3,858
Ratio of expenses to average net assets after waivers1,2,*	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.71%	1.67%	1.78%	1.93%	2.47%
Ratio of net investment income to average net assets1,2,*	2.68%	2.62%	3.07%	3.30%	3.11%
Portfolio turnover rate	4.85%	10.57%	13.73%	10.19%	21.12%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Integrity Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Integrity Managed Portfolios comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund, and Oklahoma Municipal Fund (the "Funds") as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Integrity Managed Portfolios as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services, Ltd.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
September 24, 2014

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/2014	Ending Account Value 7/31/2014	Expenses Paid During Period*	Annualized Expense Ratio
Kansas Municipal Fund
Actual	$1,000.00	$1,027.04	$4.97	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%
Nebraska Municipal Fund
Actual	$1,000.00	$1,035.03	$4.99	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%
Oklahoma Municipal Fund
Actual	$1,000.00	$1,030.73	$4.98	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%
Maine Municipal Fund
Actual	$1,000.00	$1,025.33	$4.96	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%
New Hampshire Municipal Fund
Actual	$1,000.00	$1,025.56	$4.96	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 180 days in one-half year period, and dividend by 365 days in the fiscal year (to reflect the one-half year period).

BOARD OF DIRECTORS AND OFFICERS (unaudited)

The Board of Trustees ("Board") of the Funds consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Trustees for the five series of Integrity Managed Portfolios, the four series of The Integrity Funds, and the two series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of the five series of Integrity Managed Portfolios, the four series of The Integrity Funds, and the two series of Viking Mutual Funds.

Each Trustee serves the Funds until its termination; or until the Trustee's retirement, resignation, or death; or otherwise as specified in the Funds' organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES

Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years

Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to 2014); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc. (2006 to 2012), The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 11 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to 2012); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to 2012), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: January 1999 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc. (1999 to 2012), Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Peoples State Bank of Velva, St. Joseph's Community Health Foundation and St. Joseph's Foundation, Minot Area Development Corporation, Kennedy Memorial Foundation, Minot Community Land Trust

The Statement of Additional Information ("SAI") contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE

Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years

Robert E. Walstad(1) Trustee, and Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to present): Viking Fund Management, LLC; Interim President: ND Tax-Free Fund, Inc. (2008 to 2009), Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Managed Portfolios (2008 to 2009), The Integrity Funds (2008 to 2009), and Integrity Fund of Funds, Inc. (2008 to 2009); Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), and Integrity Fund of Funds, Inc. (1994 to 2012); Trustee and Chairman (1996 to present): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board, Governor: Mainstream Investors, LLC (2012)

(1)

Trustee who is an "interested person" of the Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors the parent company of Viking Fund Management, Integrity Fund Services and Integrity Funds Distributor.

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS

Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years

Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President (1999 to 2009): Viking Fund Distributors, LLC; President (2009 to 2012): Integrity Fund of Funds, Inc.; Treasurer and Trustee (1999 to 2009) and President (1999 to present): Viking Mutual Funds; President: (2009 to present), The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Minot Chamber of Commerce

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: ND Tax-Free Fund, Inc. (1988 to 2009); and Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009), and Vice President (1994 to 2012): Integrity Fund of Funds, Inc.; Secretary (1996 to 2009) and Vice President (1996 to present): Integrity Managed Portfolios; Secretary (2003 to 2009) and Vice President (2003 to present): The Integrity Funds; and Vice President (2009 to present): Viking Mutual Funds

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accounting Manager (2008 to present) and Chief Operating Officer (2013 to present): Integrity Fund Services, LLC; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc. (2008 to 2012), Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Fund of Funds, Inc. (2005 to 2012), Integrity Managed Portfolios and The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to 2012): Integrity Fund of Funds, Inc.; Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, and Viking Mutual Funds

Other Directorships Held: Not applicable

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 12/2012

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	•	Social Security number, name, address

	•	Account balance, transaction history, account transactions

	•	Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?

For our everyday business purposes—	Yes	No
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

For our marketing purposes—	Yes	No
to offer our products and services to you

For joint marketing with other financial companies	No	We don't share

For our affiliates' everyday business purposes—	Yes	No
information about your transactions and experiences

For our affiliates' everyday business purposes—	No	We don't share
information about your creditworthiness

For non-affiliates to market to you	No	We don't share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are

Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do

How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

	•	train employees on privacy, information security and protection of client information.

	•	limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?	We collect your personal information, for example, when you:

	•	open an account or seek financial or tax advice

	•	provide account information or give us your contact information

	•	make a wire transfer

We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only:

	•	sharing for affiliates' everyday business purposes—information about your creditworthiness

	•	affiliates from using your information to market to you

	•	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies

	•	The Integrity Funds

	•	Viking Mutual Funds

	•	Integrity Managed Portfolios

	•	Corridor Investors, LLC

	•	Viking Fund Management, LLC

	•	Integrity Funds Distributor, LLC

	•	Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

Integrity Viking Funds does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.

Integrity Viking Funds doesn't jointly market.

Integrity Viking Funds includes:

•	The Integrity Funds

•	Viking Mutual Funds

•	Integrity Managed Portfolios

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

[Logo]

Equity Funds

Williston Basin/Mid-North America Stock Fund (ICPAX/ICPUX)

Integrity Dividend Harvest Fund (IDIVX)

Integrity Growth & Income Fund (IGIAX)

Corporate Bond Fund

Integrity High Income Fund (IHFAX/IHFCX)

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota (VNDFX)

Viking Tax-Free Fund for Montana (VMTTX)

Kansas Municipal Fund (KSMUX)

Maine Municipal Fund (MEMUX)

Nebraska Municipal Fund (NEMUX)

New Hampshire Municipal Fund (NHMUX)

Oklahoma Municipal Fund (OKMUX)

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant's principal executive officer and principal financial officer (herein referred to as the "Code"). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. ("Cohen"), the principal accountants for the audit of the registrant's annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $39,750 for the year ended July 31, 2014 and $40,000 for the year ended July 31, 2013.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2014 and $0 for the year ended July 31, 2013.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $12,500 for the year ended July 31, 2014 and $12,500 for the year ended July 31, 2013. Such services included review of excise distribution calculations (if applicable), preparation of the Trust's federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year-end were performed by Cohen's full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant's Independence: The registrant's auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 29, 2014

By: /s/ Adam Forthun
Adam Forthun
Treasurer

September 29, 2014